UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lorem Associates
Address: P O Box 11648
         Santa Ana, CA  92711

13F File Number:  28-11549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger A. Bowers
Title:     Chief Compliance Officer
Phone:     714-730-0766

Signature, Place, and Date of Signing:

      /s/ Roger A. Bowers     Santa Ana, CA     July 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $85,661 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN FINL GROUP INC OHIO   COM              025932104      841    19600 SH       Sole                    11100        0     8500
AMERICAN INTL GROUP INC        COM              026874107     1734    29361 SH       Sole                    15153        0    14208
AMERICAN NATL INS CO           COM              028591105     2408    18562 SH       Sole                     8900        0     9662
ARROW ELECTRS INC              COM              042735100      412    12800 SH       Sole                        0        0    12800
BEAZER HOMES USA INC           COM              07556Q105    12311   268400 SH       Sole                   161100        0   107300
BLACK & DECKER CORP            COM              091797100      549     6500 SH       Sole                     3900        0     2600
BORG WARNER INC                COM              099724106     5796    89034 SH       Sole                    56834        0    32200
CARDINAL HEALTH INC            COM              14149Y108     2234    34729 SH       Sole                    19200        0    15529
COMPASS BANCSHARES INC         COM              20449H109     4039    72650 SH       Sole                    38075        0    34575
CON-WAY INC                    COM              205944101     1338    23100 SH       Sole                    15800        0     7300
COOPER INDS LTD                CL A             G24182100     4376    47100 SH       Sole                    26000        0    21100
DOW CHEM CO                    COM              260543103     2326    59600 SH       Sole                    35000        0    24600
KB HOME                        COM              48666K109     6629   144600 SH       Sole                    95800        0    48800
KERR MCGEE CORP                COM              492386107     4326    62380 SH       Sole                    36102        0    26278
KEYCORP NEW                    COM              493267108     1645    46100 SH       Sole                    16700        0    29400
LUBRIZOL CORP                  COM              549271104     1682    42200 SH       Sole                    27500        0    14700
NEWFIELD EXPL CO               COM              651290108     1899    38800 SH       Sole                    25400        0    13400
OLIN CORP                      COM PAR $1       680665205     2641   147300 SH       Sole                    89000        0    58300
QUAKER CHEM CORP               COM              747316107      836    44700 SH       Sole                    30100        0    14600
QUANEX CORP                    COM              747620102     4891   113549 SH       Sole                    86249        0    27300
RYANS RESTAURANT GROUP INC     COM              783520109     1174    98600 SH       Sole                    73200        0    25400
SELECTIVE INS GROUP INC        COM              816300107     3484    62360 SH       Sole                    37800        0    24560
ST PAUL TRAVELERS INC          COM              792860108     1966    44100 SH       Sole                    18900        0    25200
STANDEX INTL CORP              COM              854231107     4112   135500 SH       Sole                    78900        0    56600
STEWART INFORMATION SVCS COR   COM              860372101     4354   119900 SH       Sole                    72900        0    47000
STONE ENERGY CORP              COM              861642106     2011    43200 SH       Sole                    29100        0    14100
TECUMSEH PRODS CO              CL A             878895200      518    27000 SH       Sole                    15040        0    11960
TECUMSEH PRODS CO              CL B             878895101      205    12900 SH       Sole                     7080        0     5820
TEXTRON INC                    COM              883203101     3475    37700 SH       Sole                    18400        0    19300
WELLS FARGO & CO NEW           COM              949746101      671    10000 SH       Sole                        0        0    10000
ZALE CORP NEW                  COM              988858106      778    32300 SH       Sole                    19200        0    13100